Rule 497(e)
                                      Registration Nos. 333-174332 and 811-22559



                      FIRST TRUST EXCHANGE-TRADED FUND IV

                    FIRST TRUST ENHANCED SHORT MATURITY ETF
                                  (the "Fund")

          SUPPLEMENT TO THE FUND'S STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 1, 2016


                              DATED AUGUST 2, 2016

      Notwithstanding anything to the contrary in the Fund's statement of additional information, the section entitled "Administrator, Custodian, Transfer Agent, Fund Accountant, Distributor and Exchange - Additional Service Provider" is deleted in its entirety and replaced with the following:

            Additional Service Provider. First Trust, on behalf of the Fund has engaged Interactive Data Pricing and Reference Data, LLC or its designee (the "IPV Calculator"), to calculate the intra-day values for the shares of the Fund.



      PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S STATEMENT OF ADDITIONAL
                        INFORMATION FOR FUTURE REFERENCE